Related and Interested Parties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Disclosure of balances with related parties
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2021	2021
	USD thousands	USD thousands	USD thousands

Trade and other payables	227	261	117

Disclosure of expense amounts with respect to related parties
	Period ended December 31,	Period ended December 31,	Year ended December 31,
	2022	2021	2021
	USD thousands	USD thousands	USD thousands
General and administrative expenses
Salaries, wages and related expenses	486	588	316
Legal and professional services	369	301	281
Share-based payments	482	777	488

Sales and Marketing expenses
Salaries, wages and related expenses	126	-	-
Professional services	16	-	-
Share-based payments	44	-	-

Research & Development expenses
Salaries, wages and related	259	338	121
Share-based payments	51	66	64